Accounts Payable, Accruals and Other Payables - Summary of Accounts Payables (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Financial Items [Abstract]
Accounts payables	$ 14,543,369	$ 5,176,759
Accrued expenses	22,076,515	9,008,969
Deferred purchase price	18,283,552	3,618,902
Captain payables	2,001,949	1,249,948
Advances from customers	281,877	52,307
Other payables	2,945,913	560,857
Accounts payable accruals and other payables current one financial items	60,133,175	19,667,742
NonFinancial Items [Abstract]
Advances from individual customers (e-wallets)	2,988,962	3,938,712
Total accounts payable, accruals and other payables	$ 63,122,137	$ 23,606,454